Related party disclosures	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related party disclosures
32. Related party disclosures

	2020 $m	2019 $m	2018 $m
Total compensation of key management personnel
Short-term employment benefits	10.5	15.8	18.2

Contributions to defined contribution pension plans	0.3	0.5	0.5

Equity compensation benefits a	2.3	12.1	13.0

	13.1	28.4	31.7

a	As measured in accordance with IFRS 2.
There were no other transactions with key management personnel during the years ended 31 December 2020, 2019 or 2018. Key management personnel comprises the Board and Executive Committee.
Related party disclosures for associates and joint ventures are as follows:

	Associates			Joint ventures			Total
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Revenue from associates and joint ventures	1	10	9	—	—	1	1	10	10

Other amounts owed by associates and joint ventures	11	3	1	—	—	—	11	3	1

Amounts owed to associates and joint ventures	(4)	(4)	(2)	—	—	—	(4)	(4)	(2)

The Group has provided a guarantee of $12m (2019: $12m) against the bank loan of one associate (see note 31) and has provided performance guarantees with a maximum pay-out
remaining of $10m (2019: $10m) (see note 3).
The Group funds shortfalls in owner returns relating to the Barclay associate (see note 17). In addition, loans both to and from the Barclay associate of $237m (2019: $237m) are offset in accordance with the provisions of IAS 32 and presented net in the Group statement of financial position. Interest payable and receivable under the loans is equivalent (average interest rate of 0.8% in 2020 (2019: 2.1%)) and presented net in the Group income statement.